RELATED PARTY TRANSACTIONS - Schedule of Outstanding Balances Arising from Operating Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Amounts due to affiliated companies	$ 3,028	$ 2,464
Crown's Subsidiary and Associated Company [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	2,063	1,935
Shun Tak Group [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	519	231
Sky Shuttle [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	238	87
Melco International and Its Subsidiaries [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	88	0
SJM [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	75	98
STDM Group [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	33	87
Lisboa [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	$ 12	$ 26